Goodwill (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Goodwill
Balance at December 31, 2023 and 2024	¥ 4,241,541	$ 581,089	¥ 4,241,541
Express Delivery
Goodwill
Balance at December 31, 2023 and 2024	4,157,111		4,157,111
Freight Forwarding
Goodwill
Balance at December 31, 2023 and 2024	¥ 84,430		¥ 84,430